Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 19, 2023	Jun. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill			$ 133,652	$ 133,795	$ 131,380
MessageMe, Inc
Business Combination [Line Items]
Percentage of voting interests acquired	100.00%
Cash consideration paid	$ 6,000
Finite lived intangible assets acquired	$ 1,800
Estimated useful life	10 years
Cash	$ 600
Liabilities	500
Goodwill	$ 4,100
Mondo Tees Buyer LLC
Business Combination [Line Items]
Percentage of voting interests acquired		100.00%
Cash consideration paid		$ 14,000